Related Party Transactions - Schedule of Transactions with Related Parties (Details) - Related Party [Member] - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Sales to related parties			$ 5,868	$ 4,975,766
Purchase from related parties			57,663	449,262
Beijing Huatu [Member]
Related Party Transaction [Line Items]
Sales to related parties	[1]			512,699
Jinan Zhongshi Huiyun [Member]
Related Party Transaction [Line Items]
Sales to related parties				2,378,357
Purchase from related parties			(7,537)	413,686
Nanjing Guosheng Huaxing [Member]
Related Party Transaction [Line Items]
Sales to related parties			5,868	2,072,100
Purchase from related parties			65,199	35,131
Suzhou Saimeite [Member]
Related Party Transaction [Line Items]
Sales to related parties				12,610
Shenzhen Zhixie Yunbi [Member]
Related Party Transaction [Line Items]
Purchase from related parties				$ 445

[1]	Upon the consummation of the Merger, Beijing Huatu was no longer regarded as a related party, as the shareholding of Huatu Hong Yang International Limited in our company decreased to below 5% on a fully-diluted basis.